Supplemental Disclosures of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 73,664	$ 71,011	$ 81,304
Cash paid for income taxes	$ 124,342	$ 46,774	$ 15,955